Property, Plant and Equipment, Net (Schedule of Net Carrying Values of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, net	$ 616,164	$ 3,497,300	$ 2,953,821
Carrying amount before prepayments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Land, roads, buildings and leasehold improvements	35,496	957,986
Installations, machinery and equipment	398,598	1,807,785
Dams		116,084
Office furniture and equipment, motor vehicles and other equipment	4,061	415,413
Plants under construction	164,619	131,178
Spare parts for installations	13,390	68,854
Property, plant and equipment, net	$ 616,164	$ 3,497,300	$ 2,959,878